Supplemental cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$ 61	$ 0	$ 161	$ 0
Non-cash expenditures on direct finance lease	61	0	261	0
Series preferred units [Member]
Supplemental disclosure of non-cash financing activities
Non-cash proceeds	(40)	0	341	0
Common units [Member]
Supplemental disclosure of non-cash financing activities
Non-cash proceeds	$ (138)	$ 0	$ 64	$ 0